Loans and advances to customers - Movement in loss provision by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (184,596)	€ (191,124)
Impairment at end of year	(176,554)	(184,596)	€ (191,124)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(942,218)	(882,921)
Impairment at end of year	(916,199)	(942,218)	(882,921)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchange differences and other changes	3,336	(163)	387
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	474	635
Impairment at end of year	284	474	635
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,242	23,307	25,936
Write-offs	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(3,020)	420	(457)
Impairment at end of year	23,595	22,242	23,307
Accumulated impairment | Customers | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,309	8,401
Impairment at end of year	9,937	8,309	8,401
Accumulated impairment | Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,933	14,906
Impairment at end of year	13,658	13,933	14,906
Financial assets at amortized cost | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,242	23,307	25,935
Transfer to stage 2 from stage 1	1,840	2,271	2,681
Transfer to stage 3 from stage 1	2,131	1,082	985
Transfer to stage 3 from stage 2	1,095	2,547	2,557
Transfer to stage 1 from stage 2	(682)	(747)	(1,218)
Transfer to stage 2 from stage 3	(424)	(436)	(829)
Transfer to stage 1 from stage 3	(85)	(94)	(89)
Net changes of the exposure and modifications in the credit risk	9,510	6,485	6,413
Write-offs	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(3,102)	420	(455)
Impairment at end of year	23,595	22,242	23,307
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,835	3,658	4,349
Transfer to stage 2 from stage 1	(1,040)	(964)	(1,173)
Transfer to stage 3 from stage 1	(255)	(214)	(279)
Transfer to stage 1 from stage 2	294	301	438
Transfer to stage 1 from stage 3	53	29	84
Net changes of the exposure and modifications in the credit risk	1,966	1,119	304
Exchange differences and other changes	(588)	(94)	(65)
Impairment at end of year	4,265	3,835	3,658
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,474	4,743	5,079
Transfer to stage 2 from stage 1	2,880	3,235	3,854
Transfer to stage 3 from stage 2	(971)	(3,065)	(1,971)
Transfer to stage 1 from stage 2	(976)	(1,048)	(1,656)
Transfer to stage 2 from stage 3	303	381	435
Net changes of the exposure and modifications in the credit risk	535	(182)	(961)
Exchange differences and other changes	(573)	410	(37)
Impairment at end of year	5,672	4,474	4,743
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,933	14,906	16,507
Transfer to stage 3 from stage 1	2,386	1,296	1,264
Transfer to stage 3 from stage 2	2,066	5,612	4,528
Transfer to stage 2 from stage 3	(727)	(817)	(1,264)
Transfer to stage 1 from stage 3	(138)	(123)	(173)
Net changes of the exposure and modifications in the credit risk	7,009	5,548	7,070
Write-offs	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(1,941)	104	(353)
Impairment at end of year	€ 13,658	€ 13,933	€ 14,906